Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	Hasbro, Inc.
Entity Central Index Key	0000046080
Amendment Flag	false
Entity Incorporation, State or Country Code	RI
Entity File Number	1-6682
Entity Tax Identification Number	05-0155090
Entity Address, Address Line One	1027 Newport Avenue
Entity Address, City or Town	Pawtucket,
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02861
City Area Code	401
Local Phone Number	431-8697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	HAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false